Fair Value Measurements (Notes)	12 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The following table summarizes our investments in available-for-sale securities:

	June 30, 2014
	Amortized Cost Basis	Unrealized gain	Estimated Fair Value
Available-for-sale securities
Plaza Create Co. Ltd. common shares (1)	$4,611	$9,246	$13,857
Total investments in available-for-sale securities	$4,611	$9,246	$13,857

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(1) On February 28, 2014, we purchased shares in our publicly traded Japanese joint venture partner. Refer to Note 16 for further discussion of the separate joint business arrangement.
We did not have any outstanding available-for-sale securities for the year ended June 30, 2013.
We use a three-level valuation hierarchy for measuring fair value and include detailed financial statement disclosures about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

•	Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2: Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following tables summarize our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	June 30, 2014
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale securities	$13,857	$13,857	$—	$—
Currency forward contracts	382	—	382	—
Total assets recorded at fair value	$14,239	$13,857	$382	$—

Liabilities
Interest rate swap contracts	$(745)	$—	$(745)	$—
Currency forward contracts	(806)	—	(806)	—
Contingent consideration	(16,072)	—	—	(16,072)
Total liabilities recorded at fair value	$(17,623)	$—	$(1,551)	$(16,072)

	June 30, 2013
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Interest rate swap contracts	$344	$—	$344	$—
Currency forward contracts	70	—	70	—
Total assets recorded at fair value	$414	$—	$414	$—

Liabilities
Interest rate swap contracts	$(70)	$—	$(70)	$—
Currency forward contracts	(203)	—	(203)	—
Total liabilities recorded at fair value	$(273)	$—	$(273)	$—

During the fiscal years ended June 30, 2014 and 2013 there were no significant transfers in or out of Level 1, Level 2 and Level 3 classifications.
The valuations of the derivatives intended to mitigate our interest rate and currency risk are determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each instrument. This analysis utilizes observable market-based inputs, including interest rate curves, interest rate volatility, or spot and forward exchange rates, and reflects the contractual terms of these instruments, including the period to maturity. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements.
Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilize Level 3 inputs, such as estimates of current credit spreads, to appropriately reflect both our own nonperformance risk and the respective counterparties' nonperformance risk in the fair value measurement. However, as of June 30, 2014, we have assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 in the fair value hierarchy.
Our fourth quarter fiscal 2014 acquisitions of Printdeal and Pixartprinting provided for earn-out payments that are payable based on the achievement of certain financial results. For Printdeal, the payment is contingent upon the achievement of an initial 2014 EBITDA margin threshold but ultimately payable based on achieving certain revenue and EBITDA targets for calendar year 2015. The Pixartprinting payment is contingent on the achievement of revenue and EBITDA targets for calendar year 2014.
The earn-out obligations are measured at fair value and are based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy. The valuation of contingent consideration uses assumptions and estimates to forecast a range of outcomes and probabilities for the contingent consideration. We assess these assumptions and estimates on a quarterly basis as additional data impacting the assumptions is obtained. Any changes in the fair value of contingent consideration related to updated assumptions and estimates will be recognized within the consolidated statements of operations during the period in which the change occurs.
The following table represents the changes in fair value of Level 3 contingent consideration:

	Printdeal earn-out consideration	Pixartprinting earn-out consideration	Total earn-out consideration
Balance at June 30, 2013	$—	$—	$—
Fair value at acquisition date	9,053	4,953	14,006
Fair value adjustment	832	1,360	2,192
Effect of currency translation adjustments	(89)	(37)	(126)
Balance at June 30, 2014	$9,796	$6,276	$16,072

As of June 30, 2014 and 2013, the carrying amounts of cash and cash equivalents, receivables, accounts payable, and other current liabilities approximated their estimated fair values. As of June 30, 2014, the carrying value of our debt was $448,059 and the fair value was $460,098. As of June 30, 2013, we performed an evaluation of the estimated fair value of our debt and determined that the fair value approximated the carrying value of the liability. Our debt is a variable rate debt instrument indexed to LIBOR that resets periodically. The estimated fair value of our debt was determined using available market information based on recent trades or activity of debt instruments with substantially similar risks, terms and maturities, which fall within Level 2 under the fair value hierarchy. The estimated fair value of assets and liabilities disclosed above may not be representative of actual values that could have been or will be realized in the future.